SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2023
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated, useful life	5 years